AMORTIZATION OF INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

All of the Company’s current identified intangible assets were assumed upon consummation of the Empire acquisition on October 1, 2021. Identified intangible assets consisted of the following at the dates indicated below:

	December 31, 2021
	Gross carrying amount	Accumulated amortization	Carrying value	Estimated useful life
Intellectual Property	$3,036,000	$(151,800)	$2,884,200	5 years
Customer List	2,239,000	(55,975)	2,183,025	10 years
Licenses	21,274,000	(531,850)	20,742,150	10 years
Total finite-lived intangibles	26,549,000	(739,625)	25,809,375
Total intangible assets, net	$26,549,000	$(739,625)	$25,809,375

SCHEDULE OF INTANGIBLE ASSETS AMORTIZATION EXPENSES
Year ended December 31,
2022	$2,958,500
2023	2,958,500
2024	2,958,000
2025	2,958,000
2026	2,806,700
Thereafter	11,168,675